Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other income (expense)
Net income	$ 152,661	$ 30,925
Just Right Products, Inc. [Member]
Revenue, net	3,240,005	2,821,942
Operating expenses
Direct costs of revenue	2,117,485	2,066,459
General and administrative	754,181	564,108
Marketing and selling	176,075	159,678
Operating income	192,264	31,697
Other income (expense)
Interest expense	(6,103)	(772)
Net income before income taxes	186,161	30,925
Provision for income taxes	33,500
Net income	$ 152,661	$ 30,925
Net income per share - basic and diluted	$ 0.30	$ 0.06
Weighted average number of shares outstanding - basic and diluted	510,000	510,000